Property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Buildings | $	$ 1,866		$ 1,866
Leasehold improvements | $	157		155
Furniture, fixtures and office equipment | $	612		581
Motor vehicles | $	191		188
Testing equipment | $	37		30
Gross | $	2,863		2,820
Less: accumulated depreciation | $	(2,129)		(2,049)
Net | $	$ 734		$ 771
ZHEJIANG TIANLAN
Building and leasehold improvements		¥ 56,665		¥ 56,665
Furniture, fixtures and office equipment		10,911		9,660
Motor vehicles		4,410		4,451
Plant and machineries		115,349		115,349
Construction in progress		0		211
Gross		187,335		186,336
Less: accumulated depreciation		(46,856)		(36,496)
Net		140,479		149,840
ZHEJIANG JIAHUAN
Buildings		34,724		34,724
Office equipment		1,252		1,206
Motor vehicles		467		467
Plant and machineries		5,813		7,014
Gross		42,256		43,411
Less: accumulated depreciation		(22,294)		(21,550)
Net		¥ 19,962		¥ 21,861